Janus Henderson Flexible Bond Fund Expense Example - Class A C S I N R T Shares [Member] - Janus Henderson Flexible Bond Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 556
Expense Example, with Redemption, 3 Years	738
Expense Example, with Redemption, 5 Years	935
Expense Example, with Redemption, 10 Years	1,503
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	833
Expense Example, with Redemption, 10 Years	1,651
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,183
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	671
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	247
Expense Example, with Redemption, 10 Years	562
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	664
Expense Example, with Redemption, 10 Years	1,471
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	$ 866